Per Share Amounts (Details)	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Basic total weighted average common shares outstanding	17,431,809	17,259,196	16,913,213
Effect of dilutive securities
Share option awards	0	369,345
Warrants	0	34,839
Diluted total weighted average common shares outstanding	17,431,809	17,663,380	17,522,246